UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	November 30, 2013 (Unaudited)

Shares/Principal				Fair Value

COMMON STOCK - 71.77%

Agriculture Chemicals - 1.97%
1,600	CF Industries Holdings, Inc.			$ 347,808

Air Courier Services - 3.15%
4,000	FedEx Corp.			554,800

Aircraft - 6.19%
4,000	Boeing Co.			537,000
5,000	United Technologies Corp.			554,300
				1,091,300
Application Software - 1.95%
9,000	Microsoft Corp.			343,170

Beverages - 3.45%
3,500	PepsiCo, Inc.			295,610
7,800	The Coca-Cola Co.			313,482
				609,092
Cable & Other Pay Television Services - 2.80%
7,000	Walt Disney Co.			493,780

Computer & Office Equipment - 1.73%
1,700	International Business Machines Corp.			305,456

Computer Peripheral Equipment - 2.26%
35,000	Xerox Corp.			398,300

Construction Machinery & Equipment - 1.68%
3,500	Caterpillar, Inc.			296,100

Electric Services - 1.70%
2,000	NextEra Energy, Inc.			169,180
4,000	Public Service Enterprises Group, Inc.			130,760
				299,940
Finance Services - 2.19%
4,500	American Express Co.			386,100

Food Retail - 2.03%
4,900	Nestle S.A. ADR			358,239

Gold & Silver Ores - 1.09%
11,700	Barrick Gold Corp.			192,933

Health Care Plans - 1.05%
2,000	Wellpoint, Inc.			185,760

Heavy Construction - 1.77%
4,000	Fluor Corp.			311,240

Industrial Metals & Minerals - 1.46%
14,100	Peabody Energy Corp.			256,620

National Commercial Banks - 5.43%
7,500	JP Morgan Chase & Co.			429,150
9,000	US Bancorp			352,980
4,000	Wells Fargo & Co.			176,080
				958,210
Natural Gas Transmission - 2.02%
10,000	Kinder Morgan, Inc.			355,400

Oil & Gas Filed Machinery & Equipment - 1.85%
4,000	National Oilwell Varco, Inc.			326,000

Personal Computers - 2.21%
700	Apple, Inc.			389,249

Petroleum Refining - 1.29%
3,400	Royal Dutch Shell ADR			226,780

Pharmaceutical Preparations - 3.63%
3,000	Johnson & Johnson			283,980
2,200	Celgene Corp. *			355,894
				639,874
Railroad, Line-Haul Operating - 1.38%
1,500	Union Pacific Corp.			243,060

Retail-Drug Stores - 3.04%
8,000	CVS Caremark Corp.			535,680

Retail-Eating Places - 3.65%
2,600	McDonald's Corp.			253,162
4,800	Starbucks Corp.			391,008
				644,170
Search, Detection, Navigation, Guidance - 2.01%
4,000	Raytheon Co.			354,720

Semiconductors & Related Devices - 1.89%
14,000	Intel Corp.			333,760

Services-Computer Programming, Data Processing - 2.70%
450	Google, Inc. *			476,816

Services-General Medical & Surgical Hospitals, NEC - 2.29%
8,700	HCA Holdings, Inc.			403,854

Soap, Detergent & Cleaning Preparations - 1.91%
4,000	Procter & Gamble Co.			336,880

TOTAL FOR COMMON STOCK (Cost $10,200,431) - 71.77%				12,655,091

CLOSED-END FUNDS - 0.16%
1,700	Western Asset Emerging Markets Debt Fund, Inc.			28,832

TOTAL FOR CLOSED-END FUNDS (Cost $37,58) - 0.16%				28,832

CORPORATE BONDS - 7.16%

Banks & Financial Institutions - 0.27%
50,000	Societe Generale Socgen Float, 1.4162%, 04/22/2020 **			47,800

Bituminous Coal & Lignite Surface Mining - 0.29%
50,000	Peabody Energy Corp., 7.875%, 11/01/2026			51,000

Computer & Office Equipment - 0.43%
75,000	Hewlett-Packard Co., 4.750%, 06/02/2014			76,478

Distribution/Wholesale - 0.29%
50,000	Tech Data, 3.750%, 09/21/2017			51,448

Diversified Banking Institutions - 0.57%
100,000	Ally Financial, Inc., 6.70%, 06/15/2018			99,975

Electric Services - 0.30%
50,000	Appalachian Power Co., 4.950%, 02/01/2015			52,168

Finance Services - 0.59%
100,000	Block Financial Corp., 5.125%, 10/30/2014			103,896

Integrated Oils - 0.82%
150,000	Murphy Oil Corp., 4.000%, 06/01/2022			144,848

Miscellaneous Business Credit Institution - 0.57%
100,000	Ford Motors Credit Co. LLC., 1.5141%, 11/20/2018 **			99,666

Printed Circuit Boards - 0.30%
50,000	Jabil Circuit, 5.625%, 12/15/2020			52,750

Property & Casualty Insurance - 0.90%
140,000	Zurich Reinsurance Centre Holdings, Inc., 7.125%, 10/15/2023			159,243

Retail - Grocery Stores - 0.29%
50,000	Safeway, Inc., 4.750%, 12/01/2021			50,828

Retail - Lumber & Other Building Material Dealers - 0.43%
75,000	Home Depot, Inc., 5.250%, 12/16/2013			75,126

Security Broker Dealers - 0.29%
50,000	Morgan Stanley & Co., 3.000% , 11/09/2019 **			51,625

Sugar & Confectionery Products - 0.60%
100,000	WM. Wrigley Jr. Co., 4.650%, 07/15/2015			105,648

Telephone Communications - 0.23%
2,000	Qwest Corp., 6.125%, 06/01/2053			40,120

TOTAL FOR CORPORATE BONDS (Cost $1,260,013) - 7.16%				1,262,619

STRUCTURED NOTES - 3.17%
93,000	Citigroup, Inc., 3.00%, 12/23/2019 (a)			100,282
50,000	Morgan Stanley, 3.00%, 11/09/2019 (a)			51,292
200,000	Suntrust Bank, Atlanta, GA, 0.000%, 09/22/2014 *			258,682
100,000	Suntrust Bank, Atlanta, GA, 0.000%,0 3/27/2014 *			148,562

TOTAL FOR STRUCTURED NOTES (Cost $441,030) - 3.17%				558,818

REAL ESTATE INVESTMENT TRUST - 2.94%
10,000	Duke Realty Corp.			151,800
500	PS Business Park, Inc., 6.000%, Series T			10,550
2,000	Public Storage			305,400
2,000	Public Storage, PFD 6.500%, Series P			50,098

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $521,265) - 2.94%				517,848

PREFERRED SECURITIES - 0.59%
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/2049			61,530
2,000	Wells Fargo, 5.250%, Series P			41,992

TOTAL FOR PREFERRED SECURITIES (Cost $124,310) - 0.59%				103,522

SENIOR NOTE - 0.28%

Cellular Telecommunications - 0.28%
2,000	US Celluar Corp. PFD, 6.9618%, 05/15/2060			49,658

TOTAL FOR SENIOR NOTE (Cost $49,920) - 0.28%				49,658

MUNICIPAL BOND - 7.61%
40,000	Akron , OH Economic Dev, 5.50%, 12/01/2015			41,959
25,000	Belding, MI Area Schools, 6.150%, 05/01/2024			26,212
75,000	Bridgeview, IL Stadium & Redev. Projs., 4.76%, 12/01/2013			75,000
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/2029			36,600
100,000	Chicago, IL Build America Bonds B, 4.564%, 10/01/2020 (a)			96,495
70,000	Gary, IN Community School Bldg., 7.50%, 02/01/2029			75,179
99,000	Georgia Loc Govt., 4.75%, 06/01/2028			96,669
30,000	Illinois St., 5.877%, 03/01/2019			32,507
55,000	Illinois St. Build America Bonds, 4.85%, 7/1/2015			57,505
50,000	Kalamazoo, MI Bldg Auth, 5.40%, 10/01/2025			51,093
25,000	Katy Texas Schools, 5.998%, 02/15/2030			27,721
100,000	Kern Cnty, CA Pension Oblg., 0.00%, 08/15/2019			75,754
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/2030			55,685
60,000	Reeves Cnty, TX Cops, 6.375%, 12/21/2021			58,062
50,000	Reeves Cnty TX Cops, 5.00%, 12/01/2016			52,084
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 01/15/2024			42,028
70,000	Saint Clair Cnty, IL School District, 4.00%, 01/01/2021			65,235
25,000	Sangamon Cnty, IL School District, 4.00%, 02/01/2015			25,944
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/2029			27,243
25,000	Sedona, AZ Wastewater 0.00%, 07/01/2021			18,424
252,000	Tobacco Settlement Auth Iowa, 6.50%, 06/01/2023			246,259
60,000	University Enterprises, Inc. CA 5.25%, 10/01/2020			58,648

TOTAL FOR MUNICIPAL BOND (Cost $1,375,626) - 7.61%				1,342,306

EXCHANGE TRADED FUNDS - 5.47%

1,500	iShares Barclays 20+ Year Treas Bond Fund			156,675
1,000	iShares Barclays Intermediate Credit Bond Fund			108,550
2,000	iShares Floating Rate Bond Fund			101,260
900	iShares JPMorgan Emerging Markets Bond Fund			97,803
6,600	JPMorgan Alerian MLP Index ETN			300,762
500	PIMCO Enhanced Short Maturity ETF			50,765
6,000	Powershares Senior Loan Port Fund			148,920

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $946,117) - 5.47%				964,735

SHORT TERM INVESTMENTS - 0.17%
30,394	Fidelity Money Market Portfolio Class Select 0.08%** (Cost $30,394)			30,394

TOTAL INVESTMENTS (Cost $14,991,058) - 99.33%				17,513,823

OTHER ASSETS LESS LIABILITES - 0.67%				118,625

NET ASSETS - 100.00%				17,632,448

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2013.
ADR - American Depository Receipt
NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,991,058 amounted to $2,514,036, which consisted of aggregate gross unrealized appreciation of $2,885,506 and aggregate gross unrealized depreciation of $371,470.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,655,091	$0	$0	$12,655,091
Closed-End Fund	28,832	$0	$0	$28,832
Real Estate Investment Trusts	$517,848	$0	$0	$517,848
Preferred Securities	$103,522	$0	$0	$103,522
Senior Note	$49,658	$0	$0	$49,658
Corporate Bonds	$0	1,262,619	$0	$1,262,619
Municipal Bonds	$0	1,342,306	$0	$1,342,306
Exchange Traded Funds	964,735	0	$0	$964,735
Structured Notes	$0	558,818	$0	$558,818
Cash Equivalents	30,394	$0	$0	$30,394
Total	$14,350,080	$3,163,743	$0	$17,513,823

Archer Stock Fund
Schedule of Investments
November 30, 2013 (Unaudited)

Shares/Principal	Fair Value

COMMON STOCK - 98.77%

Accident & Health Insurance - 2.03%
2,300	Reinsurance Group of America, Inc.	$ 172,454

Agriculture Chemicals - 3.78%
750	CF Industries Holdings	163,035
1,400	Monsanto Co.	158,662
321,697
Air Courier Services - 1.72%
13,000	Air T, Inc.	146,251

Asset Management - 4.17%
550	Blackrock, Inc.	166,513
2,000	Cognizant Technology Solutions Corp. *	187,780
354,293
Biological Products (No Diagnostic Substances) - 1.88%
1,400	Amgen, Inc.	159,712

Business Services - 1.91%
800	Visa, Inc.	162,768

Commercial Banks, NEC - 1.82%
24,000	Banco Santander (Brasil) S. A.	155,040

Communication Services, NEC - 1.94%
2,500	DIRECTV, Inc. *	165,275

Computer Peripheral Equipment - 2.01%
15,000	Xerox Corp.	170,700

Computer Storage Devices - 1.88%
6,700	EMC Corp.	159,795

Electric & Other Services Combined - 1.92%
5,500	Quanta Services, Inc. *	162,855

Electrical Industrial Apparatus - 1.34%
12,000	American electric Technologies, Inc. *	113,520

Electronic Computers - 1.85%
6,500	Omnicell, Inc. *	157,625

Farm Products - 1.88%
2,000	Bunge Ltd.	160,240

Guided Missiles & Space Vehicles & Parts - 1.85%
1,300	Alliant Techsystems, Inc.	157,599

Industrial Trucks Tractors Trailers & Stackers - 2.09%
4,900	Terex Corp. *	177,968

Life Insurance - 2.03%
3,300	MetLife, Inc.	172,227

Measuring & Controlling Devices - 1.90%
1,600	Thermo Fisher Scientific, Inc.	161,360

Mining Machinery & Equipment (No Oil & Gas Field) - 1.93%
2,900	Joy Global, Inc.	164,024

Miscellaneous Manufacturing Industries - 1.85%
9,000	International Game Technology	157,410

Motor Vehicle Parts & Accessories - 2.21%
6,300	Gentex Corp.	187,803

Motor Vehicles & Passenger Car Bodies - 2.08%
4,400	Navistar International Corp. *	176,836

National Commercial Banks - 1.88%
2,800	JP Morgan Chase & Co.	160,216

Oil & Gas Equipment & Services - 1.98%
3,200	Halliburton Co.	168,576

Oil & Gas Filed Machinery & Equipment - 2.01%
2,100	National Oilwell Varco, Inc.	171,150

Oil, Gas Field Services - 3.40%
1,800	Oceaneering International, Inc.	138,942
1,700	Schlumberger N.V.	150,314
289,256
Orthopedic, Prosthetic & Surgical Appliances & Services - 2.23%
7,620	Exactech, Inc. *	189,586

Personal Computers - 2.29%
350	Apple, Inc.	194,624

Petroleum Refining - 2.00%
4,900	Suncor Energy, Inc.	169,932

Pharmaceutical Preparations - 3.87%
900	Novo Nordisk ADR	160,857
2,400	Roche Holding Ltd.	168,120
328,977
Public Building & Related Furniture - 2.35%
2,300	BE Aerospace, Inc. *	200,100

Radio & TV Broadcasting & Communications- 4.23%
7,500	Orbital Sciences Corp. *	176,100
2,500	Qualcomm, Inc.	183,950
360,050
Railroad Equipment - 2.04%
4,000	American Railcar Industries, Inc.	173,600

Railroads, Line-Haul Operating - 1.96%
1,900	Norfolk Southern Corp.	166,611

Retail-Drug Stores - 2.14%
2,700	Express Scripts Holding Co. *	181,845

Retail-Variety Stores - 1.96%
3,000	Dollar Tree, Inc. *	166,950

Retail-Miscellaneous Shopping Goods Stores - 2.09%
2,800	First Cash Financial Services, Inc. *	178,024

Services-Auto Rental & Leasing - 2.14%
2,600	Ryder Systems, Inc.	181,584

Services-Computer Programming, Data Processing & Etc. - 4.01%
150	Google, Inc. *	158,939
3,600	Synaptics, Inc. *	181,836
340,775
Services-Educational Services - 2.14%
4,000	Grand Canyon Education, Inc. *	182,160

Services-Medical Laboratories - 1.72%
5,000	Bio Reference Laboratories, Inc. *	146,000

Shipping - 1.94%
5,000	CA Technologies	165,000

Textile-Apparel Clothing - 1.90%
2,300	HanesBrands, Inc.	161,230

Wholesale-Drugs Proprietaries & Druggist - 2.41%
1,600	Nu Skin Enterprises, Inc. Class-A	204,544

TOTAL FOR COMMON STOCK (Cost $6,683,500) - 98.77%	8,398,242

SHORT TERM INVESTMENTS - 1.92%
163,594	Fidelity Money Market Portfolio Class Select 0.08%** (Cost $163,594)	163,594

TOTAL INVESTMENTS (Cost $6,847,094) - (100.69%)	8,561,836

LIABILITES IN EXCESS OF OTHER ASSETS - (0.69%)	(59,080)

NET ASSETS - 100.00%	8,502,756

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2013.
ADR - American Depository Receipt
NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At November 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,847,094 amounted to $1,714,741, which consisted of aggregate gross unrealized appreciation of $1,731,424 and aggregate gross unrealized depreciation of $16,683.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,398,242	$0	$0	$8,398,242
Cash Equivalents	$163,594	$0	$0	$163,594
Total	$8,561,836	$0	$0	$8,561,836

	Archer Income Fund
	Schedule of Investments
	November 30, 2013 (Unaudited)

Shares/Principal				Fair Value

CORPORATE BONDS - 37.52%

Aerospce/Defense-Major Diversified - 1.15%
75,000	Exelis, Inc., 5.550%, 10/01/2021			75,131

Banks & Financial Institutions - 0.73%
50,000	Societe Generale Socgen Float, 2.5375%, 04/22/2020			47,800

Beverages-Soft Drinks - 0.06%
50,000	Cott Beverages, Inc., 8.375%, 11/15/2017			4,160

Bituminous Coal & Lignite Surface Mining - 0.78%
50,000	Peabody Energy Corp., 7.875%, 11/01/2026			51,000

Brewery - 1.59%
250,000	Ambev Intl Finance Co. Ltd., 9.500%, 07/24/2017			104,325

Commercial Banks-Western - 0.76%
50,000	Zions Bank, 5.500%, 05/10/2016			49,854

Commercial Services-Finance - 1.05%
800,000	GM Capital Corp., 8.870%, 06/02/2018			68,960

Computer & Office Equipment - 2.33%
100,000	Hewlett-Packard, 4.375%, 09/15/2012			100,677
50,000	Lexmark International, Inc., 5.125%, 03/15/2020			51,715
				152,392
Consumer Products - 0.83%
50,000	Avon Products, Inc., 5.750%, 03/01/2018			54,114

Distribution/Wholesale - 2.30%
100,000	Ingram Micro, Inc., 5.000%, 08/10/2022			99,500
50,000	Tech Data, 3.750% 09/21/2017			51,448
				150,948
Diversified Banking Institutions - 1.01%
66,000	Ally Financial, Inc., 6.700%, 06/15/2018			65,984

Diversified Financial Services - 1.40%
100,000	GE Capital Australia, 6.750%, 02/18/2014 (Australia)			91,752

Electric & Other Services Combined - 0.88%
50,000	CMS Energy, 6.250%, 02/01/2012			57,882

Electric Services - 2.27%
100,000	PPL Energy, 4.600%, 12/15/2021			97,116
50,000	EIX, 6.250%, 08/01/2049			51,750
				148,866
Finance Services - 0.77%
50,000	Morgan Stanley, 4.900%, 02/23/2017			50,417

Guided Missiles & Space Vehicles & Parts - 0.82%
50,000	Alliant TechSystems, Inc., 6.875%, 09/15/2020			54,000

Medical-Generic Drugs - 1.33%
75,000	Watson Pharmaceuticals Inc., 6.125%, 08/15/2019			87,104

Metal Mining - 1.50%
100,000	Cliffs Natural Resources Inc., 4.875%, 04/01/2021			98,088

Miscellaneous Business Credit Institution - 1.54%
50,000	Ford Credit Canada Ltd., 7.500%, 08/18/2015			51,197
50,000	Ford Motors Credit Co. LLC, 1.5141%, 11/20/2018 **			49,833
				101,030
Multimedia - 0.82%
50,000	Time Warner, 4.750%, 03/29/2021			53,799

Oil Company-Exploration & Production - 2.57%
100,000	Southwestern Energy Co., 7.125%, 10/10/2017			114,938
50,000	Whiting Petroleum Corp., 6.500%, 10/01/2018			53,125
				168,063
Petroleum Refining - 0.82%
50,000	Frontier Oil, 6.875%, 11/15/2018			53,750

Printed Circuit Boards - 0.81%
50,000	Jabil Circuit, 5.625%, 12/15/2020			52,750

Property & Casualty Insurance - .87%
50,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/2023			56,872

Retail-Discretionary - 1.47%
100,000	Staples, Inc., 4.375%, 01/12/2023			96,170

Retail-Auto & Home Supply Stores - 0.57%
35,000	Dillard Department Stores, 7.750%, 07/15/2026			37,275

Revenue Bond - 1.15%
75,000	Wesgen, 3.25%, 11/01/2016			75,285

Security Brokers, Dealers & Floation Co. - 0.78%
50,000	Morgan Stanley, 3.000%, 11/09/2019			51,292

Steel Works, Blast Furnaces, Rolling Mills (Coke Ovens) - 1.19%
75,000	Arcelormittal, 3.750%, 03/1/2016			77,813

State Commercial Banks - 0.79%
50,000	United Comm BK Blairsvill, GA, 6.00%, 08/13/2018 (a)			51,500

Telephone Communications - 1.64%
50,000	Indiana Bell Tel Co., Inc., 7.30%, 08/15/2026			57,542
2,500	Qwest Corp., 6.125%, 06/01/2053			50,150
				107,692
Television Broadcasting Stations - 0.94%
54,000	CBS Broadcasting Inc., 7.125%, 11/01/2023			61,334

TOTAL FOR CORPORATE BONDS (Cost $2,535,424) - 37.52%				2,457,402

EXCHANGE TRADE FUNDS - 14.82%
1,000	iShares Barclays 20+ Year Treasury Bond			104,450
800	iShares Barclays Intermediate Credit Bond			86,840
500	iShares Barclays MBS Bond			52,860
2,000	iShares Floating Rate Bond			101,260
1,000	iShares iBoxx Investment Grade Corporate Bond			114,660
500	iShares JP Morgan Emerging Markets Bond			54,335
3,000	PowerShares Build America Bond			82,800
6,000	PowerShares Preferred			82,680
4,000	PowerShares Senior Loan Port			99,280
500	PIMCO Enhanced Short Maturity ETF			50,765
1,200	SPDR Barclays Capital Long Term Treasury			73,548
800	Vanguard Intermediate-Term Corp. Bond Idx ETF			67,136

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $971,815) - 14.82%				970,614

CLOSED-END MUTUAL FUNDS - 0.52%
2,000	Western Asset Emerging Market Debt Fund, Inc.			33,920

TOTAL FOR CLOSED-END MUTUAL FUND (Cost $40,462) - 0.52%				33,920

REAL ESTATE INVESTMENT TRUST - 4.40%
2,500	Digital Realty Trust PFD, 6.625%, Series F			56,575
5,500	Duke Realty Corp. PFD, 6.500%, Series K			125,730
2,000	Regency Centers Corp., PFD 6.625%, 12/03/2049, Series 6			45,860
3,000	Public Storage PFD, 5.200%, 12/03/2049, Series 6			59,700

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $320,790) - 4.40%				287,865

SENIOR NOTE - 1.52%
4,000	US Cellular Corp., PFD 6.950%, 5/17/2060			99,316

TOTAL FOR SENIOR NOTE (Cost $99,840) - 1.52%				99,316

MUNICIPAL BOND - 30.06%
25,000	Brier Creek, IN School Bldg. Corp., 6.080%, 07/15/2024			27,250
35,000	Caddo County OK Gov't Bldg., 5.858%, 09/01/2025			35,464
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020 (a)			48,248
60,000	City of Akron Ohio, 5.500%, 12/01/15			62,938
25,000	City of Auburndale Florida, 4.300%, 12/01/26 (a)			25,217
50,000	Commonwealth of Puerto Rico, 5.50%, 7/01/2014			50,214
50,000	County of Clark Nevada, 6.360%, 11/01/2024			55,907
30,000	Cleveland Ohio Income Tax Revenue, 6.060%, 10/01/2026			32,654
25,000	County of Reeves Texas, 6.750%, 12/01/2019			25,577
50,000	County of Reeves Texas, 5.000%, 12/01/2016			52,084
40,000	County of Reeves Texas, 6.375%, 12/21/2021			38,708
50,000	Dickinson County Michigan., 4.800%, 11/01/2018			51,422
100,000	Erie County NY Tobacco Asset Corp., 6.000%, 06/01/2028			90,059
35,000	Evansville Redevelopment Authority, 6.150%, 02/01/2024			36,693
40,000	Evansville Redevelopment BAB, 6.860%, 02/01/2029			42,771
25,000	Fresno County, CA Pension, 4.928%, 08/15/2019			25,445
50,000	Georgia Local Government 4.750%, 06/01/2028			48,823
50,000	Hoboken NJ Services, 5.330%, 02/01/2018			49,932
65,000	Hudson County, 6.890%, 03/01/2026			72,051
93,000	Iowa Tobacco Settlement Authority, 6.500%, 06/01/2023			85,995
50,000	Louisiana ST Local Govt Envt, 5.75%, 09/01/2019			49,895
50,000	Macomb Interceptor Drain District, 4.950%, 05/01/2025			51,021
25,000	Missouri State Health & Educational Fac., 5.800%, 10/01/2023			26,206
25,000	Mountain Iron-Buhl, MN Indep Sch Dist, Series A, 6.30%, 02/01/2019			29,174
75,000	Nassau County, NY Series F, 6.800%, 10/01/2027			83,008
20,000	North Vernon, 5.125%, 02/01/2024			20,159
25,000	Oregon State School Association Pension, 5.450%, 06/30/2024			27,197
75,000	Public Finance Authority, 5.750%, 06/01/2023			72,774
30,000	Saint Clair County School District No. 189 East St. Louis, 4.000%, 01/01/2021			27,958
50,000	State of Illinois, 5.665%, 03/01/2018			54,650
70,000	State of Illinois, 5.877%, 03/01/2019			75,848
50,000	State of Illinois, 6.200%, 07/01/2021			54,768
75,000	State of Illinois, 4.950%, 06/01/2023			74,114
50,000	State of Illinois, 4.85%, 07/01/2021			52,278
120,000	TSACS, Inc., 4.750%, 06/01/2022			116,250
100,000	University of Central Florida, 5.125%, 10/01/2020			97,540
35,000	Van Buren MI Public Schools Bldg., 6.430%, 05/01/2029			37,515
25,000	Village of Bridgeview Illinois, 4.76%, 12/01/13			25,000
35,000	Worcester County, 2.500%, 12/01/2018			36,131

TOTAL FOR MUNICIPAL BOND (Cost $2,022,738) - 30.06%				1,968,938

PREFERRED SECURITIES - 2.85%
2,500	First Republic Bank PFD, 6.700%, Series A			62,225
2,000	Citigroup Series C, 5.800%, PFD			42,140
3,000	PNC Financial Services Group, Inc. 5.375%			61,530
1,000	Wells Fargo Series P, 5.250%, PFD			20,996

TOTAL FOR PREFERRED SECURITIES (Cost $207,343) - 2.85%				186,891

STRUCTURED NOTE - 3.49%
75,000	Goldman Sachs Group, Inc., 10.00%, 09/05/2028 **			73,593
100,000	Morgan Stanley, 4.500, 08/30/2015 **			103,116
50,000	Morgan Stanley & Co., 3.000%, 11/09/2019 **			51,625

TOTAL FOR STRUCTURED NOTE (Cost $890,775) - 3.49%				228,334

SHORT TERM INVESTMENTS - 3.15%
205,997	Fidelity Money Market Portfolio Class Select 0.08%** (Cost $205,997)			205,997

TOTAL INVESTMENTS (Cost $6,630,285) - 98.32%				6,439,277

OTHER ASSETS LESS LIABILITIES - 1.68%				110,130

NET ASSETS - 100.00%				6,549,407

** Variable rate security; the coupon rate shown represents the yield at November 30, 2013.
ADR - American Depository Receipt
NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2013, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $6,630,285 amounted to $150,287, which consisted of aggregate gross unrealized appreciation of $75,281 and aggregate gross unrealized depreciation of $225,568.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$287,865	$0	$0	$287,865
Senior Notes	$99,316	$0	$0	$99,316
Exchange Trade Funds	$970,614	$0	$0	$970,614
Closed-End Fund	$33,920	$0	$0	$33,920
Corporate Bonds	$0	$2,457,402	$0	$2,457,402
Municipal Bonds	$0	$1,968,938	$0	$1,968,938
Preferred Securities	$186,891	$0	$0	$186,891
Structured Notes	$0	$228,334	$0	$228,334
Cash Equivalents	$205,997	$0	$0	$205,997
Total	$ 1,784,603	$4,654,674	$0	$6,439,277

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President

Date January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President

Date January 23, 2014

By /s/Gregory B. Getts

*Gregory B. Getts

Treasurer

Date January 23, 2014

* Print the name and title of each signing officer under his or her signature.